S000070577 [Member] Expense Example, No Redemption - Putnam Sustainable Retirement 2065 Fund - Class C	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	3,274
Expense Example, No Redemption, 10 Years	$ 8,230